KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of MML Bay State Life Insurance Company and Contract Owners of MML Bay State Variable Annuity Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise MML Bay State Variable Annuity Separate Account 1 (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, and the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2057	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

MML Bay State Variable Annuity Separate Account 1 was comprised of the following divisions as of December 31, 2024.

Divisions

Invesco V.I. Capital Appreciation Division

Invesco V.I. Core Plus Bond Division

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Equity and Income Division*

Invesco V.I. Global Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Main Street Division

Invesco V.I. Main Street Small Cap Division

Invesco V.I. U.S. Government Money Division

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for the previous name of this division.

LA2057	F-2

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	124,240	21,644	42,502	56,275	120,898	315,449	389,377
Identified cost	$5,884,453	$142,207	$3,128,276	$969,495	$4,468,442	$1,502,977	$7,804,741
Value	$7,845,754	$123,370	$3,316,405	$982,554	$4,834,729	$1,353,278	$7,947,180
Receivable from MML Bay State Life Insurance Company	-	-	-	1	-	-	-
Total assets	7,845,754	123,370	3,316,405	982,555	4,834,729	1,353,278	7,947,180
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	1,010	-	876	-	379	185	1,708
Payable to MML Bay State Life Insurance Company	354	5	215	-	200	8	307
Total liabilities	1,364	5	1,091	-	579	193	2,015
NET ASSETS	$7,844,390	$123,365	$3,315,314	$982,555	$4,834,150	$1,353,085	$7,945,165
Net Assets:
Accumulation units - value	$7,810,708	$123,365	$3,286,102	$982,555	$4,821,506	$1,346,922	$7,888,245
Contracts in payout (annuitization) period	33,682	-	29,212	-	12,644	6,163	56,920
Net assets	$7,844,390	$123,365	$3,315,314	$982,555	$4,834,150	$1,353,085	$7,945,165
Outstanding units
Contract owners	545,178	74,113	386,219	264,187	464,989	488,885	803,114
UNIT VALUE
LifeTrust	$14.39	$1.66	$8.58	$3.72	$10.40	$2.77	$9.89

See Notes to Financial Statements

F-3

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	19,524	84,155	58,470	57,911	48,780	292,762
Identified cost	$487,038	$84,155	$1,231,543	$1,516,347	$603,196	$292,762
Value	$571,085	$84,155	$1,267,929	$1,763,183	$525,231	$292,762
Receivable from MML Bay State Life Insurance Company	-	-	-	-	1	6
Total assets	571,085	84,155	1,267,929	1,763,183	525,232	292,768
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	-	-	130	-	-
Payable to MML Bay State Life Insurance Company	-	2	-	232	-	-
Total liabilities	-	2	-	362	-	-
NET ASSETS	$571,085	$84,153	$1,267,929	$1,762,821	$525,232	$292,768
Net Assets:
Accumulation units - value	$571,085	$84,153	$1,267,929	$1,758,477	$525,232	$292,768
Contracts in payout (annuitization) period	-	-	-	4,344	-	-
Net assets	$571,085	$84,153	$1,267,929	$1,762,821	$525,232	$292,768
Outstanding units
Contract owners	87,994	64,550	214,851	259,246	196,778	230,702
UNIT VALUE
LifeTrust	$6.49	$1.30	$5.90	$6.80	$2.67	$1.27

See Notes to Financial Statements

F-4

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$4,583	$-	$45,635	$-	$41,502	$-
Expenses
Mortality and expense risk charge and
administrative expense charges	108,600	1,859	44,575	15,089	71,056	20,743	111,887
Net investment income (loss)	(108,600)	2,724	(44,575)	30,546	(71,056)	20,759	(111,887)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	204,752	(3,552)	(76,356)	114,853	66,640	(89,536)	(702,337)
Realized gain distribution	-	-	-	38,903	277,300	-	757,599
Realized gain (loss)	204,752	(3,552)	(76,356)	153,756	343,940	(89,536)	55,262
Change in net unrealized appreciation
(depreciation) of investments	2,053,356	2,917	750,774	(94,584)	435,119	91,972	1,629,068
Net gain (loss) on investments	2,258,108	(635)	674,418	59,172	779,059	2,436	1,684,330
Net increase (decrease) in net assets
resulting from operations	2,149,508	2,089	629,843	89,718	708,003	23,195	1,572,443
Capital transactions:
Transfers of net premiums	1,695	-	735	-	375	-	795
Transfers due to death benefits	(59,209)	(7,045)	(45,414)	(47,185)	(74,989)	(67,634)	(90,897)
Transfers due to annuity benefit payments	(12,088)	-	(4,449)	-	(3,403)	(1,609)	(15,847)
Transfers due to withdrawal of funds	(1,310,418)	(13,037)	(229,809)	(146,518)	(852,222)	(260,147)	(1,345,896)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	(5,006)	-	(3,865)	-	(738)	(908)	499
Transfers between Divisions and
(to) from General Account	(323,675)	-	362	(62,922)	(2,481)	(36,678)	(15,703)
Net increase (decrease) in net assets
resulting from capital transactions	(1,708,701)	(20,082)	(282,440)	(256,625)	(933,458)	(366,976)	(1,467,049)
Total increase (decrease)	440,807	(17,993)	347,403	(166,907)	(225,455)	(343,781)	105,394
NET ASSETS, at beginning of the year	7,403,583	141,358	2,967,911	1,149,462	5,059,605	1,696,866	7,839,771
NET ASSETS, at end of the year	$7,844,390	$123,365	$3,315,314	$982,555	$4,834,150	$1,353,085	$7,945,165

See Notes to Financial Statements

F-5

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$9,919	$24,528	$36,629	$24,638	$15,195
Expenses
Mortality and expense risk charge and
administrative expense charges	8,923	3,018	18,212	25,772	7,506	4,563
Net investment income (loss)	(8,923)	6,901	6,316	10,857	17,132	10,632
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	31,719	-	(3,967)	15,017	(6,006)	-
Realized gain distribution	20,112	-	12,247	19,509	-	-
Realized gain (loss)	51,831	-	8,280	34,526	(6,006)	-
Change in net unrealized appreciation
(depreciation) of investments	26,975	-	145,349	253,436	1,687	-
Net gain (loss) on investments	78,806	-	153,629	287,962	(4,319)	-
Net increase (decrease) in net assets
resulting from operations	69,883	6,901	159,945	298,819	12,813	10,632
Capital transactions:
Transfers of net premiums	-	-	-	900	-	-
Transfers due to death benefits	-	-	(24,048)	(33,123)	-	(1,883)
Transfers due to annuity benefit payments	-	-	-	(5,273)	-	-
Transfers due to withdrawal of funds	(131,211)	(470,975)	(121,225)	(252,567)	(26,419)	(63,959)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	(14,366)	(362)	-	-
Transfers between Divisions and
(to) from General Account	(1)	437,275	3,308	(536)	1,047	3
Net increase (decrease) in net assets
resulting from capital transactions	(131,212)	(33,700)	(156,331)	(290,961)	(25,372)	(65,839)
Total increase (decrease)	(61,329)	(26,799)	3,614	7,858	(12,559)	(55,207)
NET ASSETS, at beginning of the year	632,414	110,952	1,264,315	1,754,963	537,791	347,975
NET ASSETS, at end of the year	$571,085	$84,153	$1,267,929	$1,762,821	$525,232	$292,768

See Notes to Financial Statements

F-6

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023
	Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.	Global	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global	Strategic Income	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$20,810	$3,598	$-	$10,515	$-	$61,875
Expenses
Mortality and expense risk charge and
administrative expense charges	92,999	15,369	2,044	40,431	64,726	23,194	104,411
Net investment income (loss)	(92,999)	5,441	1,554	(40,431)	(54,211)	(23,194)	(42,536)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(277,793)	12,572	(3,897)	(114,408)	(48,735)	(70,147)	(521,590)
Realized gain distribution	-	-	-	-	531,738	-	503,119
Realized gain (loss)	(277,793)	12,572	(3,897)	(114,408)	483,003	(70,147)	(18,471)
Change in net unrealized appreciation
(depreciation) of investments	2,295,085	98,602	8,644	474,525	878,248	215,390	1,525,498
Net gain (loss) on investments	2,017,292	111,174	4,747	360,117	1,361,251	145,243	1,507,027
Net increase (decrease) in net assets
resulting from operations	1,924,293	116,615	6,301	319,686	1,307,040	122,049	1,464,491
Capital transactions:
Transfers of net premiums	1,768	1	-	812	451	-	870
Transfers due to death benefits	(35,470)	(4,393)	(74)	(73,226)	(61,527)	(36,288)	(75,670)
Transfers due to annuity benefit payments	(11,353)	-	-	(3,397)	(2,978)	(1,595)	(14,711)
Transfers due to withdrawal of funds	(527,100)	(45,279)	(16,754)	(203,115)	(284,555)	(160,836)	(697,840)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	131	(104)	-	(68)	359	170	1,082
Transfers between Divisions and
(to) from General Account	(7,293)	-	-	15,951	(28,019)	11,306	(46,214)
Net increase (decrease) in net assets
resulting from capital transactions	(579,317)	(49,775)	(16,828)	(263,043)	(376,269)	(187,243)	(832,483)
Total increase (decrease)	1,344,976	66,840	(10,527)	56,643	930,771	(65,194)	632,008
NET ASSETS, at beginning of the year	6,058,607	1,082,622	151,885	2,911,268	4,128,834	1,762,060	7,207,763
NET ASSETS, at end of the year	$7,403,583	$1,149,462	$141,358	$2,967,911	$5,059,605	$1,696,866	$7,839,771

See Notes to Financial Statements

F-7

MML Bay State Variable Annuity Separate Account 1

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			MML	MML U.S.
	Main Street	U.S. Government	MML	MML	Managed	Government
	Small Cap	Money	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$6,742	$4,861	$20,252	$35,319	$20,756	$17,904
Expenses
Mortality and expense risk charge and
administrative expense charges	8,187	1,536	17,970	23,862	7,530	5,566
Net investment income (loss)	(1,445)	3,325	2,282	11,457	13,226	12,338
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,016)	-	(42,410)	(377)	(10,305)	-
Realized gain distribution	-	-	-	134,587	-	-
Realized gain (loss)	(3,016)	-	(42,410)	134,210	(10,305)	-
Change in net unrealized appreciation
(depreciation) of investments	94,534	-	233,842	(16,222)	24,242	-
Net gain (loss) on investments	91,518	-	191,432	117,988	13,937	-
Net increase (decrease) in net assets
resulting from operations	90,073	3,325	193,714	129,445	27,163	12,338
Capital transactions:
Transfer of net premiums	-	-	-	900	-	-
Transfers due to death benefits	(13,190)	(725)	(45,493)	(7,179)	-	(16,291)
Transfers due to annuity benefit payments	-	-	-	(4,785)	-	-
Transfers due to withdrawal of funds	(23,939)	(2,199)	(251,429)	(126,403)	(44,068)	(128,980)
Transfers due to net charge (credit) to
annuitant mortality fluctuation	-	-	(1,465)	(182)	-	-
Transfers between Divisions and
(to) from General Account	(3)	320	1,212	3,198	1,187	48,354
Net increase (decrease) in net assets
resulting from capital transactions	(37,132)	(2,604)	(297,175)	(134,451)	(42,881)	(96,917)
Total increase (decrease)	52,941	721	(103,461)	(5,006)	(15,718)	(84,579)
NET ASSETS, at beginning of the year	579,473	110,231	1,367,776	1,759,969	553,509	432,554
NET ASSETS, at end of the year	$632,414	$110,952	$1,264,315	$1,754,963	$537,791	$347,975

See Notes to Financial Statements

F-8

MML Bay State Variable Annuity Separate Account 1

Notes To Financial Statements

1.	ORGANIZATION

 MML Bay State Variable Annuity Separate Account 1 (“the Separate Account”) is a separate investment account of MML Bay State Life Insurance Company (“MML Bay State”) established on January 14, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

On June 30, 1997, MML Bay State redomesticated from the State of Missouri to the State of Connecticut. MML Bay State is an indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). MML Bay State maintains one product within the Separate Account: LifeTrust.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MML Bay State’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MML Bay State business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2024, the Separate Account consists of thirteen divisions which invest in the following mutual funds. All of the divisions may not be available to every contract owner:

The division listed in the first column
	Divisions	invests in the fund in this column

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[1]
	Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[1]
	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[1]
	Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[1,3]
	Invesco V.I. Global Division	Invesco V.I. Global Fund[1]
	Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[1]
	Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[1]
	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Main Street Small Cap Fund®[1]
	Invesco V.I. U.S. Government Money Division	Invesco V.I. U.S. Government Money Portfolio[1]
	MML Blend Division	MML Blend Fund[2]
	MML Equity Division	MML Equity Fund[2]
	MML Managed Bond Division	MML Managed Bond Fund[2]
	MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[2]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MML Bay State’s general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Invesco Advisers, Inc. is the investment adviser to this Fund.
2 MML Investment Advisers, LLC is the investment adviser to this Fund.
[3]After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. MML Bay State Variable Annuity Separate Account 1 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MML Bay State is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MML Bay State may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MML Bay State as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MML Bay State are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to MML Bay State totaled $24,746 and $77 for the years ended December 31, 2024 and December 31, 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MML Bay State. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

F-10

Notes To Financial Statements (Continued)

H.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.     FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.     RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MML Bay State, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

F-11

Notes To Financial Statements (Continued)

B.      Receivable from/Payable to MML Bay State

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
	Division	Division	Division	Division	Division
2024
Cost of purchases	$40,247	$4,583	$7,013	$1,134,981	$283,211
Proceeds from sales	(1,857,825)	(21,943)	(333,676)	(1,322,157)	(1,010,436)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division	Division	Division	Division
2024 (continued)
Cost of purchases	$62,916	$757,599	$20,112	$447,109	$40,593
Proceeds from sales	(409,206)	(1,578,942)	(140,136)	(473,904)	(178,788)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
2024 (continued)
Cost of purchases	$56,171	$25,719	$15,195
Proceeds from sales	(316,867)	(33,961)	(70,399)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
	Division	Division	Division	Division	Division
2023
Cost of purchases	$6,265	$23,126	$3,598	$14,527	$549,145
Proceeds from sales	(678,461)	(67,505)	(18,871)	(318,050)	(447,804)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
	Division	Division	Division	Division	Division
2023 (continued)
Cost of purchases	$11,545	$567,769	$6,742	$5,336	$22,435
Proceeds from sales	(222,047)	(939,757)	(45,318)	(4,583)	(317,310)
F-12

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
2023 (continued)
Cost of purchases	$173,111	$21,905	$66,228
Proceeds from sales	(161,637)	(51,561)	(150,810)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Capital	Invesco V.I.	Discovery	Equity and	Invesco V.I.
	Appreciation	Core Plus Bond	Mid Cap Growth	Income	Global
2024	Division	Division	Division	Division	Division
Units purchased	134	-	1,833	-	97
Units withdrawn	(109,545)	(12,185)	(39,220)	(53,477)	(91,821)
Units transferred between Divisions
and (to) from General Account	(26,086)	-	80	(17,907)	(261)
Net increase (decrease)	(135,497)	(12,185)	(37,307)	(71,384)	(91,985)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
2024 (continued)	Division	Division	Division	Division	Division
Units purchased	-	318	-	-	-
Units withdrawn	(120,911)	(161,708)	(20,275)	(366,093)	(27,954)
Units transferred between Divisions
and (to) from General Account	(13,839)	(1,641)	-	342,831	625
Net increase (decrease)	(134,750)	(163,031)	(20,275)	(23,262)	(27,329)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2024 (continued)	Division	Division	Division
Units purchased	141	-	-
Units withdrawn	(44,631)	(10,001)	(52,660)
Units transferred between Divisions
and (to) from General Account	(82)	401	3
Net increase (decrease)	(44,572)	(9,600)	(52,657)

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	Capital	Conservative	Invesco V.I.	Discovery	Invesco V.I.
	Appreciation	Balanced	Core Plus Bond	Mid Cap Growth	Global
2023	Division	Division	Division	Division	Division
Units purchased	251	-	-	126	121
Units withdrawn	(62,497)	(15,381)	(10,754)	(42,629)	(43,502)
Units transferred between Divisions
and (to) from General Account	(707)	-	-	2,465	(3,548)
Net increase (decrease)	(62,953)	(15,381)	(10,754)	(40,038)	(46,929)
F-13

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Main Street	U.S. Government	MML
	Strategic Income	Main Street	Small Cap	Money	Blend
2023 (continued)	Division	Division	Division	Division	Division
Units purchased	73	334	-	-	-
Units withdrawn	(76,079)	(106,871)	(7,297)	(2,365)	(61,944)
Units transferred between Divisions
and (to) from General Account	4,295	(6,642)	(1)	256	245
Net increase (decrease)	(71,711)	(113,179)	(7,298)	(2,109)	(61,699)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2023 (continued)	Division	Division	Division
Units purchased	167	-	-
Units withdrawn	(25,416)	(17,595)	(120,395)
Units transferred between Divisions
and (to) from General Account	591	474	40,299
Net increase (decrease)	(24,658)	(17,121)	(80,096)
F-14

Notes To Financial Statements (Continued)

8.	Financial Highlights

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Capital Appreciation Division
2024	545,178	$14.39	$7,844,390	-%	1.40%	32.29%
2023	680,676	10.88	7,403,583	-	1.40	33.50
2022	743,629	8.15	6,058,607	-	1.40	(31.74)
2021	827,796	11.94	9,880,983	-	1.40	20.86
2020	929,323	9.88	9,177,898	-	1.40	34.69
Invesco V.I. Core Plus Bond Division[5]
2024	74,113	1.66	123,365	3.47	1.40	1.62
2023	86,298	1.64	141,358	2.46	1.40	4.67
2022	97,051	1.56	151,885	1.94	1.40	(15.22)
2021	103,428	1.85	190,927	2.06	1.40	(3.02)
2020	117,077	1.90	222,843	2.35	1.40	8.18
Invesco V.I. Discovery Mid Cap Growth Division
2024	386,219	8.58	3,315,314	-	1.40	22.50
2023	423,525	7.01	2,967,911	-	1.40	11.58
2022	463,564	6.28	2,911,268	-	1.40	(31.94)
2021	560,411	9.23	5,171,217	-	1.40	17.44
2020	638,999	7.86	5,020,642	0.04	1.40	38.73
Invesco V.I. Equity and Income Division[4]
2024	264,187	3.72	982,555	2.10	1.40	8.44
2023	335,572	3.43	1,149,462	1.89	1.40	11.04
2022	350,953	3.08	1,082,622	1.35	1.40	(18.01)
2021	410,833	3.76	1,545,708	1.46	1.40	9.10
2020	472,186	3.45	1,628,433	2.09	1.40	13.26
Invesco V.I. Global Division
2024	464,989	10.40	4,834,150	-	1.40	14.44
2023	556,975	9.08	5,059,605	0.23	1.40	32.87
2022	603,904	6.84	4,128,834	-	1.40	(32.71)
2021	679,746	10.16	6,906,790	-	1.40	13.88
2020	762,081	8.92	6,799,347	0.70	1.40	25.86
Invesco V.I. Global Strategic Income Division
2024	488,885	2.77	1,353,085	2.82	1.40	1.72
2023	623,636	2.72	1,696,866	-	1.40	7.37
2022	695,347	2.53	1,762,060	-	1.40	(12.69)
2021	815,195	2.90	2,365,991	4.65	1.40	(4.76)
2020	838,421	3.05	2,554,914	5.80	1.40	1.96
Invesco V.I. Main Street Division
2024	803,114	9.89	7,945,165	-	1.40	21.92
2023	966,146	8.11	7,839,771	0.83	1.40	21.51
2022	1,079,325	6.68	7,207,763	1.43	1.40	(21.24)
2021	1,214,613	8.48	10,298,912	0.69	1.40	25.80
2020	1,323,513	6.74	8,920,947	1.48	1.40	12.36
F-15

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Main Street Small Cap Division
2024	87,994	$6.49	$571,085	-%	1.40%	11.11%
2023	108,270	5.84	632,414	1.15	1.40	16.49
2022	115,567	5.01	579,473	0.51	1.40	(17.00)
2021	127,374	6.04	769,511	0.36	1.40	20.85
2020	160,662	5.00	803,158	0.63	1.40	18.26
Invesco V.I. U.S. Government Money Division
2024	64,550	1.30	84,153	4.64	1.40	3.18
2023	87,812	1.26	110,952	4.42	1.40	3.07
2022	89,922	1.23	110,231	1.25	1.40	(0.12)
2021	100,837	1.23	123,761	0.01	1.40	(1.38)
2020	98,768	1.24	122,921	0.23	1.40	(1.17)
MML Blend Division
2024	214,851	5.90	1,267,929	1.90	1.40	13.04
2023	242,180	5.22	1,264,315	1.58	1.40	15.99
2022	303,879	4.50	1,367,776	1.35	1.40	(17.75)
2021	332,920	5.47	1,821,843	2.12	1.40	13.43
2020	378,594	4.82	1,826,558	-	1.40	11.30
MML Equity Division
2024	259,246	6.80	1,762,821	2.00	1.40	17.72
2023	303,818	5.78	1,754,963	2.07	1.40	7.81
2022	328,477	5.36	1,759,969	1.61	1.40	(5.97)
2021	341,345	5.70	1,945,010	1.66	1.40	28.45
2020	363,219	4.44	1,611,241	2.29	1.40	1.59
MML Managed Bond Division
2024	196,778	2.67	525,232	4.62	1.40	2.43
2023	206,378	2.61	537,791	3.85	1.40	5.22
2022	223,499	2.48	553,509	3.13	1.40	(16.19)
2021	222,455	2.95	657,340	3.02	1.40	(0.59)
2020	213,758	2.97	635,379	0.10	1.40	6.21
MML U.S. Government Money Market Division
2024	230,702	1.27	292,768	4.69	1.40	3.34
2023	283,360	1.23	347,975	4.50	1.40	3.19
2022	363,456	1.19	432,554	1.42	1.40	(0.19)
2021	282,228	1.19	336,517	-	1.40	(1.39)
2020	289,765	1.21	350,373	0.25	1.40	(1.16)

[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
[2] The expense ratios represent the annualized contract expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

F-16

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

[4] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Division (Series I).
[5] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial Highlights for the years 2020- 2021 correspond to the Invesco V.I. Core Bond Division.

B.	The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values or through a redemption of units from contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund.
Mortality and Expense Risk Charge[1]
This charge is assessed through daily pricing of unit values.

Administrative Expense Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

Death Benefit Charge	This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund.
This charge is assessed through daily pricing of unit values.

Administrative Charge[2]	$30 per contract, annually.
This charge is assessed through the daily pricing of units.	These charges are not applicable to contracts with values of $50,000 or more.

Contingent Deferred Sales Charge	0 - 7%
This charge is assessed through the daily pricing of units.

[1]	Right reserved to increase to 1.25%.

[2]	Right reserved to increase to $50.

9.     SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17